UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21963

City National Rochdale High Yield Alternative Strategies Master Fund LLC
(Exact name of registrant as specified in charter)

400 Park Avenue
New York, New York 10022-4406
(Address of principal executive offices) (Zip code)

Michael Carbone
350 S. Grand Avenue
Los Angeles, California 90071-3460
 (Name and address of agent for service)

800-245-9888
Registrant's telephone number, including area code:

Date of fiscal year end: 03/31

Date of reporting period: 07/01/2021 – 11/30/2021

Item 1. Proxy Voting Record.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) City National Rochdale High Yield Alternative Strategies Master Fund LLC

By (Signature and Title)* /s/ Garrett R. D'Alessandro
Garrett R. D’Alessandro
President

Date: March 1, 2022

* Print the name and title of each signing officer under his or her signature.